Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Statement of financial position [abstract]
Cash and due from banks	$ 3,713,734	$ 4,355,622	$ 2,560,216
Transactions in the course of collection	326,446	382,870	163,252
Financial assets held-for-trading	3,876,695	4,546,750	4,666,156
Investment under resale agreements	64,365	75,490	76,407
Derivative instruments	2,983,298	3,498,936	2,618,004
Loans and advances to banks	1,529,751	1,794,156	2,939,198
Loans to customers at amortized cost	33,592,377	39,398,540	30,101,583
Financial assets at fair value through other comprehensive income	3,061,174	3,590,272	1,068,153
Financial instruments at amortized cost	839,744	984,887
Investments in other companies	46,923	55,033	42,338
Intangible assets	105,942	124,253	94,111
Property and equipment	222,320	260,746	217,928
Leased assets	100,188	117,505	118,829
Investments properties	12,476	14,632	12,833
Current tax assets			22,949
Deferred tax assets, net	276,400	324,173	292,517
Other assets	674,115	790,630	556,486
TOTAL ASSETS	51,425,948	60,314,495	45,550,960
LIABILITIES
Current accounts and other demand deposits	18,542,791	21,747,758	15,167,229
Transactions in the course of payments	210,479	246,859	882,944
Obligations under repurchase agreements	95,009	111,431	288,917
Saving accounts and time deposits	9,140,006	10,719,780	8,899,541
Derivative instruments	2,773,476	3,252,848	2,841,653
Borrowings from financial institutions	4,861,865	5,702,198	3,669,753
Debt issued	9,478,905	11,117,255	8,593,595
Other financial obligations	274,618	322,084	191,713
Lease liabilities	95,670	112,206	115,017
Current tax liabilities	112,283	131,690	311
Provisions	331,884	389,247	237,620
Employee benefits	106,963	125,451	111,243
Other liabilities	583,027	683,798	554,343
TOTAL LIABILITIES	46,606,976	54,662,605	41,553,879
Capital	2,418,833	2,836,908	2,418,833
Reserves	904,059	1,060,318	965,140
Other comprehensive income	41,617	48,810	(42,776)
Retained earnings:
Retained earnings from previous periods	636,023	745,954	393,186
Income for the year	1,056,316	1,238,891	401,629
Less:
Provisions for minimum dividend	(237,877)	(278,992)	(138,932)
SUBTOTAL EQUITY	4,818,971	5,651,889	3,997,080
Non-controlling interest	1	1	1
TOTAL EQUITY	4,818,972	5,651,890	3,997,081
TOTAL LIABILITIES AND EQUITY	$ 51,425,948	$ 60,314,495	$ 45,550,960